30. Financial income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Income Details
Interest on financial intruments fair value through profit and loss	R$ 369,517	R$ 477,667	R$ 647,629
Interest received from clients	38,227	43,340	60,208
Swap interest	32,300	129,179	50,611
Interest on leasing	22,709	25,756	24,045
Monetary adjustments	39,694	61,628	71,888
Other income	10,118	12,880	8,327
Financial income, net	R$ 512,565	R$ 750,450	R$ 862,708